NOTE 10. LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 10. LOSS PER SHARE

NOTE 10. LOSS PER SHARE

	Consolidated
	December 31, 2020	December 31, 2019	December 31, 2018
Loss after income tax attributable to shareholders	A$ (10,034,077)	A$ (15,646,147)	A$ (15,962,278)
Number of ordinary shares	6,513,671	3,377,386	3,377,386
Weighted average number of ordinary shares on issue	4,311,360	3,377,386	2,692,543
Basic and diluted (loss) / earnings per share	A$ (2.33)	A$ (4.63)	A$ (5.93)